                                 [JPMORGAN LOGO]


                          SELECT GROWTH AND INCOME FUND
                                  ANNUAL REPORT


                                DECEMBER 31, 2001

JPMORGAN SELECT GROWTH AND INCOME FUND

PRESIDENT'S LETTER

FEBRUARY 4, 2002

DEAR SHAREHOLDER:

We are pleased to present the annual report for the JPMorgan Select Growth and Income Fund dated December 31, 2001.

A SOBERING YEAR
2001 was a disappointing year for equities. After a decade of uninterrupted economic growth in the United States and most of the developed world, economic activity decelerated dramatically. The U.S. economy slowed significantly, particularly in the second half of the year. Growth also deteriorated in Europe and the United Kingdom, while Japan experienced a serious recession. Consequently, U.S. large cap equities fell for the second year in a row and international equity markets also dropped.

The September 11th terrorist attacks on the United States compounded the world's already serious economic difficulties. In the equity markets, the following fortnight saw a frightening fall in prices. Despite trying times following the terrorist attacks, JPMorgan Fleming Asset Management was not deterred by these events, as evidenced by our success in keeping our money market funds open during the aftermath of September 11th.

However, the economic slowdown appears to have been relatively mild and chiefly confined to the technology and telecommunications industries. Capital spending slowed dramatically in these sectors and the loss of confidence fed through to the broader economy. This was different from previous economic cycles, where central banks have normally triggered slowdowns by raising rates to curb runaway consumer spending.

The economic situation was reflected in equity markets. The worst stock price falls were in technology and telecommunications companies. Additionally, the stretched valuations of large caps meant that they had further to fall. In the United States, the technology-laden NASDAQ Index fell 29.2%, the broad-based S&P 500 Index declined 11.9% and the small cap S&P 600 actually rose 6.5%. To a certain extent, this scenario was repeated in international markets.

STRONG FINAL QUARTER
By October, equity markets began to sense a pick up in economic activity. From focusing on fear and recession, investors viewed the developed world's fiscal, monetary and military actions with increasing optimism. The Federal Reserve Board had accelerated its program of rate cuts following the September terrorist attacks, and by the year-end rates had been had eased 11 times in 2001, falling to 1.75%. Rates were also cut in Europe, the United Kingdom and Japan.

In the final quarter, the S&P 500 Index rose 10.7% and the MSCI EAFE Index, which tracks international markets, climbed 7.0%. At JPMorgan Fleming Asset Management, a number of our funds were well positioned for this rally. Following September's mini-crash, some portfolio managers chose to buy more of their favored stocks at exceptionally cheap prices.

MARKET OUTLOOK
We believe that the optimism expressed by markets in late 2001 is broadly justified. The decisive actions of the Fed and other central banks is likely to cause a recovery in the second half of 2002, although corporate earnings growth is unlikely to be as rapid as it was in the late 1990s. The one exception to this picture is Japan, where deep-rooted economic difficulties remain. However, equities everywhere are fully valued and so stock selection is more important than ever.

Finally, we would once again like to express our deep sorrow to those affected by the year's horrific terrorist attacks.

Sincerely yours,


/s/ George C.W. Gatch
George C.W. Gatch
President
JPMORGAN FUNDS

JPMORGAN SELECT GROWTH AND INCOME FUND
As of December 31, 2001

HOW THE FUND PERFORMED
JPMorgan Select Growth and Income Fund, which seeks total return from a combination of capital growth and current income, fell 12.85% and gained 7.19% during the one-year and two-month period ended December 31, 2001. This compares with a fall of 11.7% and a gain of 7.96% for the S&P 500/BARRA Value Index during the one-year and two-month period respectively.

HOW THE FUND WAS MANAGED
With equity market volatility, the Fund endured periods of relative losses and gains balancing each other out over the full year. The greatest losses relative to the S&P 500/BARRA Value Index occurred in January when two 50 basis point rate cuts caused a rally in stocks displaying classic low quality characteristics such as a weak balance sheet, and low return on capital. Much of this ground was made up, however, when quality stocks, in which this Fund invests, eventually gained ground.

The Fund's greatest underperformance of its benchmark occurred in the financial services sector. Throughout the year the portfolio chiefly owned financial services companies with large capital markets and asset management businesses. By contrast, it tended not to own regional banks, which had appeared to have lower growth businesses. When the extent of the bubble in information technology demand and financial assets became clear, the banks with capital markets and asset management businesses dropped most. But regional bank stock prices performed well, supported by the falling rate environment.

LOOKING AHEAD
While the broad equity market is still not cheap, there are some attractive opportunities for long-term investment among large cap `value' companies. A number of these companies are trading at attractive valuations relative to bond yields.

JPMORGAN SELECT GROWTH AND INCOME FUND
As of December 31, 2001

SECTORS                                   % OF INVESTMENTS
----------------------------------------------------------
Finance                                         18.7%
Energy                                          15.4%
Telecommunications                              10.6%
Industrial Cyclical                              9.2%
Consumer Cyclical                                6.6%
Basic Materials                                  6.0%
Consumer Staples                                 4.5%
Pharmaceuticals                                  4.3%
Cash Equivalents & Short Term Paper              4.2%
Consumer Services                                4.2%
Insurance                                        4.1%
Retail                                           3.7%
Semiconductors                                   3.3%
Utilities                                        2.9%
Other                                            2.3%
----------------------------------------------------------
                                               100.0%

Percentage of Total Portfolio Investments


TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. EXXON MOBIL CORP. (6.3%) Operates petroleum and petrochemicals business on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations. Also manufactures and markets fuels, lubes and chemicals.
2. CITIGROUP, INC. (6.2%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.
3. VERIZON COMMUNICATIONS, INC. (3.9%) Provides wireline voice and data services, wireless services, Internet services and published directory information. The Company also provides network services for the federal government including business phone lines, data services, telecommunications equipment and payphones. Verizon has operations worldwide.
4. CHEVRON TEXACO CORP. (3.4%) An integrated energy company with operations in countries located around the world. The Company conducts operations in oil and gas exploration and production, oil and gas refining and marketing, power, and chemical manufacturing. ChevronTexaco markets petroleum products under brand names such as Chevron, Texaco, Caltex, Havoline, and Delo.
5. ROYAL DUTCH PETROLEUM CO., N.Y. REGISTERED SHARES (NETHERLANDS) (3.3%) Involved in all phases of the petroleum and petrochemicals industries from exploration to final processing, delivery and marketing.
6. PHILIP MORRIS COMPANIES, INC. (2.8%) Through its subsidiaries, the Company provides a complete range of manufacturing and selling of a variety of consumer products. It also provides tobacco products, as well as packaged foods such as cheese, processed meat products, coffee, and grocery products.
7. WELLS FARGO & CO. (2.7%) A diversified financial services company providing banking, insurance, investments, mortgage and consumer finance. The Company operates through physical stores, the Internet and other distribution channels across North America and elsewhere internationally.
8. BELLSOUTH CORP. (2.7%) Provides telecommunications services, systems, and products. The Company provides residential, business, and wholesale customers with integrated voice, video, and data services.
9. AMERICAN INTERNATIONAL GROUP, INC. (2.4%) Writes property, casualty and life insurance and provides a variety of insurance and insurance-related services through its subsidiaries in the United States and overseas.
10. MORGAN STANLEY DEAN WITTER & CO. (2.4%) Provides financial and investment products and services worldwide. The Company offers securities investment, asset management, and credit and transaction services. Morgan Stanley conducts investment banking and institutional sales and trading as well as mutual funds and Discover credit cards.

Top 10 equity holdings comprised 36.1% of the Portfolio's market value of investments. As of December 31, 2001 the Fund held 67 equity holdings. Portfolio holdings are subject to change at any time.

                                  (Unaudited)

JPMORGAN SELECT GROWTH AND INCOME FUND
As of December 31, 2001

AVERAGE ANNUAL TOTAL RETURNS

                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
                             ------      -------      -------     --------
Select Growth & Income       -12.85%     -1.38%       7.45%       10.64%

[GRAPH]

10-YEAR PERFORMANCE (12/31/91 TO 12/31/01)

                                   JPMORGAN                   S&P 500/BARRA         LIPPER MULTI-CAP
                          SELECT GROWTH & INCOME FUND          VALUE INDEX          VALUE FUND INDEX
                       ----------------------------------------------------------------------------------
           12/31/1991              10,000.00                   10,000.00                10000.00
      01/31/92                     10,457.00                    9,649.00                10020.00
           2/29/1992               10,894.10                    9,705.93                10221.40
      03/31/92                     10,590.15                    9,480.75                10033.33
           4/30/1992               10,565.79                    9,581.25                10177.81
      05/31/92                     10,574.24                    9,655.98                10290.78
           6/30/1992               10,259.13                    9,456.10                10158.03
      07/31/92                     10,654.11                    9,882.57                10466.83
           8/31/1992               10,408.00                    9,768.92                10282.62
      09/30/92                     10,497.51                    9,884.20                10446.11
          10/31/1992               10,764.15                    10,032.66               10494.16
      11/30/92                     11,265.76                    10,437.47               10900.29
          12/31/1992               11,504.59                    10,506.05               11127.01
      01/31/93                     11,695.57                    10,393.11               11319.51
           2/28/1993               11,848.78                    10,308.92               11379.51
      03/31/93                     12,160.40                    10,454.59               11720.89
           4/30/1993               12,102.03                    9,972.32                11497.02
      05/31/93                     12,497.77                    10,327.33               11767.20
           6/30/1993               12,562.76                    10,239.35               11847.22
      07/31/93                     12,471.05                    10,028.82               11925.41
           8/31/1993               12,846.43                    10,394.88               12400.04
      09/30/93                     12,887.54                    10,235.42               12391.36
          10/31/1993               12,967.44                    10,616.07               12577.23
      11/30/93                     12,775.52                    10,608.64               12350.84
          12/31/1993               13,000.37                    10,682.48               12655.91
      01/31/94                     13,399.48                    10,911.30               13065.96
           2/28/1994               13,158.29                    10,716.31               12816.40
      03/31/94                     12,653.01                    10,221.54               12307.59
           4/30/1994               12,627.70                    10,267.84               12472.51
      05/31/94                     12,721.14                    10,434.90               12613.45
           6/30/1994               12,478.17                    10,212.33               12383.88
      07/31/94                     12,712.76                    10537.79                12717.01
           8/31/1994               13,131.01                    11100.83                13210.43
      09/30/94                     12,859.20                    10942.20                12921.12
          10/31/1994               12,987.79                    11197.26                13054.21
      11/30/94                     12,524.13                    10830.44                12554.23
          12/31/1994               12,556.69                    11017.37                12670.99
      01/31/95                     12,668.44                    11290.60                12867.39
           2/28/1995               13,173.91                    11731.27                13384.66
      03/31/95                     13,541.46                    12099.28                13689.83
           4/30/1995               13,754.06                    12414.11                14037.55
      05/31/95                     14,218.95                    12858.16                14552.73
           6/30/1995               14,581.53                    13349.98                14820.50
      07/31/95                     15,230.41                    13775.71                15364.41
           8/31/1995               15,321.79                    13730.94                15528.81
      09/30/95                     15,596.05                    14409.66                15960.51
          10/31/1995               15,298.17                    14524.65                15678.01
      11/30/95                     15,893.27                    15047.83                16344.32
          12/31/1995               16,017.24                    15218.47                16602.56
      01/31/96                     16,590.66                    15799.06                17112.26
           2/29/1996               16,748.27                    15943.46                17363.81
      03/31/96                     17,073.19                    15876.82                17565.23
           4/30/1996               17,319.04                    16185.62                17837.49
      05/31/96                     17,551.12                    16780.61                18128.25
           6/30/1996               17,493.20                    16989.69                18004.97
      07/31/96                     16,711.25                    16206.47                17275.77
           8/31/1996               17,297.81                    16446.32                17809.59
      09/30/96                     18,091.78                    17587.86                18536.22
          10/31/1996               18,363.16                    17969.52                18899.53
      11/30/96                     19,556.77                    19312.56                20146.90
          12/31/1996               19,200.84                    18866.25                20088.48
      01/31/97                     20,258.81                    20343.47                20837.78
           2/28/1997               20,252.73                    20513.55                21089.92
      03/31/97                     19,466.92                    19539.56                20427.69
           4/30/1997               20,261.17                    21117.19                20991.50
      05/31/97                     21,438.34                    22367.32                22318.16
           6/30/1997               22,268.00                    23501.35                23177.41
      07/31/97                     24,042.76                    25361.95                24880.95
           8/31/1997               23,179.62                    23674.62                24331.08
      09/30/97                     24,417.41                    24881.31                25494.10
          10/31/1997               23,755.70                    24132.63                24431.00
      11/30/97                     24,508.76                    25443.04                24951.38
          12/31/1997               24,971.98                    25757.00                25495.32
      01/31/98                     24,852.11                    26622.44                25436.68
           2/28/1998               26,624.07                    28472.17                27186.73
      03/31/98                     27,867.41                    29945.03                28407.41
           4/30/1998               28,070.84                    30195.97                28566.49
      05/31/98                     27,369.07                    29590.24                27932.31
           6/30/1998               27,902.77                    31698.84                27901.59
      07/31/98                     27,054.53                    31680.77                26821.80
           8/31/1998               22,934.13                    27559.10                22718.06
      09/30/98                     24,544.11                    29403.08                23658.59
          10/31/1998               26,058.48                    31868.53                25605.69
      11/30/98                     26,819.39                    34027.31                26711.86
          12/31/1998               28,669.93                    36615.42                27155.27
      01/31/99                     28,939.43                    38851.53                27250.32
           2/28/1999               27,744.23                    37327.38                26615.39
      03/31/99                     28,706.95                    39135.52                27349.97
           4/30/1999               30,363.34                    39059.60                29781.38
      05/31/99                     30,099.18                    37921.01                29626.52
           6/30/1999               31,119.54                    40635.02                30580.49
      07/31/99                     29,989.90                    39349.32                29540.76
           8/31/1999               29,168.18                    39895.10                28524.55
      09/30/99                     28,158.96                    38335.20                27295.15
          10/31/1999               29,595.07                    40497.31                28138.57
      11/30/99                     29,802.24                    40258.37                28127.31
          12/31/1999               31,191.02                    41772.09                28768.61
      01/31/00                     30,461.15                    40443.73                27528.69
           2/29/2000               29,419.38                    37916.00                26080.68
      03/31/00                     32,284.83                    41870.64                28837.41
           4/30/2000               31,894.18                    41590.11                28782.61
      05/31/00                     31,221.21                    41719.04                29182.69
           6/30/2000               30,812.21                    40071.13                28549.43
      07/31/00                     31,394.56                    40872.56                28792.10
           8/31/2000               33,293.93                    43615.11                30620.40
      09/30/00                     32,295.11                    43606.38                30194.77
          10/31/2000               32,446.90                    44421.82                30913.41
      11/30/00                     30,646.10                    42147.42                29772.70
          12/31/2000               31,559.35                    44318.02                31544.18
      01/31/01                     31,553.04                    46188.24                32736.55
           2/28/2001               29,833.40                    43125.96                31839.57
      03/31/01                     28,407.36                    41422.48                30722.00
           4/30/2001               30,523.71                    44230.93                32712.79
      05/31/01                     30,865.58                    44695.35                33435.74
           6/30/2001               29,686.51                    43207.00                32870.67
      07/31/01                     29,487.61                    42459.51                32827.94
           8/31/2001               27,638.74                    40005.35                31610.03
      09/30/01                     25,488.45                    36204.85                28370.00
          10/31/2001               25,659.22                    36204.85                28954.42
      11/30/01                     27,103.83                    38503.85                31050.72
          12/31/2001                27,496                        39089                   31951

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Fund commenced operations on 1/6/98. The performance presented above includes performance of the JPMorgan Growth and Income Fund for the period 12/31/91 to 1/6/98, and is unadjusted to reflect the expense structure of the JPMorgan Select Growth and Income Fund.

The above chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and index does not include a sales charge, but includes reinvestment of all distributions. The S&P 500/BARRA Value Index contains large U.S. companies with low price-to-book ratios relative to the S&P 500. The Lipper Multi-Cap Value Funds Average consists of funds with a variety of market capitalizations. Investors cannot invest directly in an index.

                                   (Unaudited)

JPMORGAN SELECT GROWTH AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES As of December 31, 2001

(Amounts in Thousands, Except Per Share Amounts)

ASSETS:
     Investment in Growth and Income Portfolio, at value                      $ 428,595
     Deferred organization costs                                                      5
     Recievables:
         Fund shares sold                                                        16,501
         Expense reimbursement from Distributor                                       7
                                                                     -------------------
             Total Assets                                                       445,108
                                                                     -------------------

LIABILITIES:
     Accrued liabilities:
         Administration fees                                                         36
         Trustees' fees                                                              41
         Other                                                                      184
                                                                     -------------------
             Total Liabilities                                                      261
                                                                     -------------------

NET ASSETS:
     Paid in capital                                                            445,912
     Accumulated overdistributed net investment income                             (100)
     Accumulated net realized loss on investment transactions                      (978)
     Net unrealized appreciation of investments                                      13
                                                                     -------------------
             Total Net Assets                                                 $ 444,847
                                                                     ===================

Shares of beneficial interest outstanding
($.001 par value; unlimited number of shares authorized)                         11,242

Net Asset Value
(maximum offering price and redemption price per share)                         $ 39.57
                                                                     ===================

                       SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN SELECT GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS For the periods indicated

(Amounts in Thousands)

                                                                      11/1/2001               YEAR
                                                                       THROUGH               ENDED
                                                                      12/31/2001           10/31/2001
                                                                    ----------------    -----------------
INVESTMENT INCOME:
     Investment in Growth and Income Portfolio, at value                    $ 1,360              $ 8,992
     Foreign taxes withheld                                                      (6)                 (66)
     Expenses from Portfolio (net of reimbursements of $1 and $32)             (329)              (2,197)
                                                                    ----------------    -----------------
         Total investment income                                              1,025                6,729
                                                                    ----------------    -----------------

EXPENSES:
     Administration fees                                                         71                  472
     Accounting fees                                                              2                    9
     Printing and postage                                                         -                    9
     Professional fees                                                            3                   19
     Registration expenses                                                        -                    2
     Transfer agent fees                                                          2                   13
     Trustees' fees                                                               -                   28
     Other                                                                        -                    3
                                                                    ----------------    -----------------
         Total expenses                                                          78                  555
                                                                    ----------------    -----------------
     Less expense reimbursements                                                  1                   20
                                                                    ----------------    -----------------
         Net expenses                                                            77                  535
                                                                    ----------------    -----------------
            Net investment income                                               948                6,194
                                                                    ----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) allocated from Portfolio                        3,932               (2,970)
     Change in net unrealized appreciation (depreciation)
     allocated from Portfolio                                                23,952             (112,174)
                                                                    ----------------    -----------------
         Net realized and unrealized gain (loss) on investments              27,884             (115,144)
                                                                    ----------------    -----------------
     Net increase (decrease) in net assets from operations                 $ 28,832           $ (108,950)
                                                                    ================    =================


                                    SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN SELECT GROWTH AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated

(Amounts in Thousands)

                                                                     11/1/2001         YEAR            YEAR
                                                                      THROUGH         ENDED           ENDED
                                                                    12/31/2001      10/31/2001      10/31/2000
                                                                   --------------  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income                                                 $ 948        $ 6,194         $ 4,957
     Net Realized gain (loss) allocated from Portfolio                     3,932         (2,970)         44,730
     Change in net unrealized appreciation/depreciation
        allocated from Portfolio                                          23,952       (112,174)           (183)
                                                                   --------------  -------------   -------------
        Increase (decrease) in net assets from operations                 28,832       (108,950)         49,504
                                                                   --------------  -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                (6,053)        (5,226)         (1,157)
     Net realized gain on investment transactions                              -        (47,888)         (4,914)
                                                                   --------------  -------------   -------------
        Total distributions to shareholders                               (6,053)       (53,114)         (6,071)
                                                                   --------------  -------------   -------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued                                          21,534         32,322          32,829
     Dividends reinvested                                                  6,053         53,114           6,070
     Cost of shares redeemed                                              (8,647)       (51,368)       (103,712)
                                                                   --------------  -------------   -------------
        Increase (decrease) from capital share transactions               18,940         34,068         (64,813)
                                                                   --------------  -------------   -------------
        Total increase (decrease) in net assets                           41,719       (127,996)        (21,380)

NET ASSETS:
     Beginning of period                                                 403,128        531,124         552,504
                                                                   --------------  -------------   -------------
     End of period                                                     $ 444,847      $ 403,128       $ 531,124
                                                                   ==============  =============   =============

SHARE TRANSACTIONS:
     Issued                                                                  544            744             641
     Reinvested                                                              155          1,189             124
     Redeemed                                                               (220)        (1,193)         (2,045)
                                                                   --------------  -------------   -------------
     Change in shares                                                        479            740          (1,280)
                                                                   ==============  =============   =============

Accumulated overdistributed (underdistributed)
net investment income                                                     $ (100)      $  5,005        $  4,140


                       SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan SELECT GROWTH AND INCOME FUND
Notes to Financial Statements

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.

         Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective February 28, 2001, JPMorgan Select Growth and Income Fund (the "Fund"), a separate series of the Trust, was renamed from Chase Vista Select Growth and Income Fund with the approval of the Board of Trustees.

         In 2001, the Fund changed its fiscal year end from October 31 to December 31. The report herein covers the period from November 1, 2001, through December 31, 2001.

         THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE FUND: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         The Fund utilizes a Master Feeder structure and seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio (the "Portfolio"), which, like the Fund, is an open-end management investment company having the same investment objective as the Fund. As of December 31, 2001, the Fund owned 27.98% of the net assets of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

         A. VALUATION OF INVESTMENTS - The Fund records its investment in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to those financial statements.

         B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gains/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements from the Portfolio.

              ALLOCATION OF EXPENSES - Expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

         C. FEDERAL INCOME TAXES - The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income tax or excise tax is necessary.

         D. DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition - "temporary differences") such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. As of 12/31/01, the Fund had no "book/tax" differences.

2.       FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

         A. ADMINISTRATION FEE - Pursuant to an Administration Agreement, JPMorgan Chase Bank ("JPMCB" or the "Administrator"), (formerly the Chase Manhattan Bank), provides certain administration services to the Trust. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.10% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex plus 0.025% of the average daily net assets in excess of $25 billion.

              BISYS Fund Services, L.P. ("BISYS") serves as the Fund's Sub-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

         B. DISTRIBUTION FEES - Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of the Fund's shares.

         C. OTHER - Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

3.       CONCENTRATION OF SHAREHOLDERS.

         At December 31, 2001, all of the Fund's outstanding shares are owned by the participants in the 401(k) Savings Plan of the JPMorgan Chase Bank.

4.       FEDERAL INCOME TAX MATTERS

         As of December 31, 2001, the Fund had a capital loss carryover which will be available to offset capital gains. To the extent that any net capital loss carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to the shareholders.

          AMOUNT                          EXPIRATION DATE
          ------                          ---------------
          $ 600,384                       12/31/08

5.       DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

                                                                     2001
                                                              ------------------
     Ordinary Income                                             $ 6,052,785
     Long- term capital gain                                           -
                                                              ------------------
     Total Distribution                                          $ 6,052,785
                                                              ==================

     Tax Components of Capital

     Currently Distributable Ordianry Income                      $    7,449
     Plus/Less: Cummulative Timing Differences                      (107,176)
                                                              ------------------
     Overdistribution of ordinary income                          $   99,727
                                                              ==================

     Tax basis capital loss carryover                            $  (600,384)
     Plus/Less: Cummulative Timing Differences                         -
                                                              ------------------
     Accumulated Capital Loss                                    $  (600,384)
                                                              ==================

     The net unrealized appreciation/depreciation of the Fund's investment in the Portfolio consists of an allocated portion of the Portfolio's appreciation/depreciation.

6.   BANK BORROWINGS
     The Fund may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Fund has entered into an agreement, enabling it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings of up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in other expenses on the Statement of Operations. Borrowings are payable on demand. This agreement will expire on April 4, 2002.

7.   CORPORATE EVENT
     On November 10, 2001, The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York merged to form JPMorgan Chase Bank ("JPMCB"). Consequently JPMCB became the new Administrator and Shareholders Servicing Agent for the Funds.

JPMORGAN SELECT GROWTH AND INCOME FUND^
FINANCIAL HIGHLIGHTS For the periods indicated

                                                            11/01/01      YEAR         YEAR        YEAR      01/06/98*
                                                             THROUGH      ENDED       ENDED        ENDED     THROUGH
Per share operating performance                             12/31/01    10/31/01     10/31/00    10/31/99    10/31/98
                                                            ----------  ----------  -----------  ----------  ---------
Net asset value, beginning of period                          $ 37.45     $ 52.99      $ 48.88     $ 43.51    $ 42.00
                                                            ----------  ----------  -----------  ----------  ---------
Income from investment operations:
    Net investment income                                        0.09        0.53         0.49        0.53       0.38
    Net gains or losses on investments (both realized
     and unrealized                                              2.60      (10.81)        4.18        5.37       1.47
                                                            ----------  ----------  -----------  ----------  ---------
       Total from investment operations                          2.69      (10.28)        4.67        5.90       1.85
                                                            ----------  ----------  -----------  ----------  ---------
Distributions to shareholders from:
    Dividends from net investment income                         0.57        0.47         0.11        0.53       0.34
    Distributions from capital gains                                -        4.79         0.45           -          -
                                                            ----------  ----------  -----------  ----------  ---------
       Total dividends and distributions                         0.57        5.26         0.56        0.53       0.34
                                                            ----------  ----------  -----------  ----------  ---------
Net asset value, end of period                                $ 39.57     $ 37.45      $ 52.99     $ 48.88    $ 43.51
                                                            ==========  ==========  ===========  ==========  =========

Total return                                                    7.19%     (20.92%)       9.63%      13.57%      4.38%

Ratios/supplemental data:
    Net assets, end of period (millions)                         $445        $403         $531        $553       $518
Ratios to average net assets: #
    Expenses                                                    0.58%       0.58%        0.60%       0.59%      0.61%
    Net investment income                                       1.34%       1.31%        0.92%       1.08%      1.04%
    Expenses without reimbursements                             0.58%       0.59%        0.60%       0.59%      0.61%
    Net investment income without reimbursements                1.34%       1.30%        0.92%       1.08%      1.04%

------------
* Commencement of operations.
# Short periods have been annualized.
^ Formerly Chase Vista Select Growth and Income Fund


                       SEE NOTES TO FINANCIAL STATEMENTS.

To the Trustees and Shareholders of
JPMorgan Select Growth and Income Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Select Growth and Income Fund (a separate series of Mutual Fund Group, hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 22, 2002

                          GROWTH AND INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)


SHARES      ISSUER                                                     VALUE
------      ------                                                     -----
   LONG - TERM INVESTMENTS - 95.8%
            COMMON STOCKS -- 95.8%
            AEROSPACE -- 0.9%
      387   Boeing Co.                                                 $15,008

            AUTOMOTIVE -- 2.4%
    1,601   Ford Motor Co.                                              25,167
      282   General Motors Corp.                                        13,720
                                                                  ------------
                                                                        38,887
            BANKING -- 4.7%
      274   Bank of America Corp.                                       17,248
      383   Bank of New York Co., Inc.                                  15,626
      975   Wells Fargo & Co.                                           42,364
                                                                  ------------
                                                                        75,238
            CHEMICALS -- 1.8%
      346   Dow Chemical Co.                                            11,685
      383   E.I. DuPont de Nemours Co.                                  16,294
                                                                  ------------
                                                                        27,979
            COMPUTER SOFTWARE -- 1.2%
      564   Computer Associates International, Inc.                     19,452

            COMPUTERS/COMPUTER HARDWARE -- 1.1%
      200   Hewlett-Packard Co.                                          4,108
      106   International Business Machines Corp.                       12,822
                                                                  ------------
                                                                        16,930
            CONSUMER PRODUCTS -- 3.5%
      978   Philip Morris Companies, Inc.                               44,828
      146   Procter & Gamble Co.                                        11,553
                                                                  ------------
                                                                        56,381
            DIVERSIFIED -- 4.1%
      800   General Electric Co.                                        32,076
      574   Tyco International LTD (Bermuda)                            33,809
                                                                  ------------
                                                                        65,885
            ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.5%
      140   Emerson Electric Co.                                         7,994

            FINANCIAL SERVICES -- 14.1%
      638   American Express Co.                                        22,770
    1,961   Citigroup, Inc.                                             99,006
      313   Fannie Mae                                                  24,907
      560   Merrill Lynch & Co., Inc.                                   29,187
      671   Morgan Stanley Dean Witter & Co.                            37,513
      189   State Street Corp.                                           9,865
                                                                  ------------
                                                                       223,248
            FOOD/BEVERAGE PRODUCTS -- 4.5%
      500   Anheuser-Busch Companies, Inc.                              22,605
      390   PepsiCo, Inc.                                               18,989
      678   Sysco Corp.                                                 17,777
      200   Unilever NV, N.Y. Registered Shares (Netherlands)           11,522
                                                                  ------------
                                                                        70,893

                See notes to financial statements

As of December 31, 2001
(Amounts in Thousands)


SHARES      ISSUER                                                     VALUE
------      ------                                                     -----
            LONG-TERM INVESTMENTS - CONTINUED
            INSURANCE -- 4.1%
      473   American International Group, Inc.                          37,591
      264   Marsh & McLennan Companies, Inc.                            28,335
                                                                  ------------
                                                                        65,926
            MACHINERY & ENGINEERING EQUIPMENT -- 2.8%
      600   Caterpillar, Inc.                                           31,350
      375   Dover Corp.                                                 13,901
                                                                  ------------
                                                                        45,251
            MANUFACTURING -- 0.8%
      353   Honeywell International, Inc.                               11,938

            METALS/MINING -- 0.9%
      419   Alcoa, Inc.                                                 14,903

            MULTI-MEDIA -- 4.2%
      344   AOL Time Warner, Inc. *                                     11,042
    1,013   The Walt Disney Co.                                         20,989
      771   Viacom, Inc., Class B *                                     34,048
                                                                  ------------
                                                                        66,079
            OIL & GAS -- 15.5%
      603   ChevronTexaco Corp.                                         54,024
    2,567   Exxon Mobil Corp.                                          100,871
      258   GlobalSantaFe Corp.                                          7,358
      450   Halliburton Co.                                              5,895
      200   Noble Drilling Corp. *                                       6,808
    1,077   Royal Dutch Petroleum Co., N.Y. Registered Shares           52,814
            (Netherlands)
      303   Schlumberger LTD                                            16,650
                                                                  ------------
                                                                       244,420
            PAPER/FOREST PRODUCTS -- 3.3%
      470   International Paper Co.                                     18,982
      308   Weyerhaeuser Co.                                            16,657
      335   Willamette Industries, Inc.                                 17,460
                                                                  ------------
                                                                        53,099
            PHARMACEUTICALS -- 4.3%
      436   Abbott Laboratories                                         24,307
      256   American Home Products Corp.                                15,708
      333   Pfizer, Inc.                                                13,270
      343   Pharmacia Corp.                                             14,613
                                                                  ------------
                                                                        67,898
            RESTAURANTS/FOOD SERVICES -- 0.6%
      340   McDonald's Corp.                                             9,000

            RETAILING -- 3.7%
      620   Limited, Inc.                                                9,126
      360   May Department Stores Co.                                   13,313
      868   Target Corp.                                                35,632
                                                                  ------------
                                                                        58,071

                See notes to financial statements

As of December 31, 2001
(Amounts in Thousands)


SHARES      ISSUER                                                     VALUE
------      ------                                                     -----
            LONG-TERM INVESTMENTS - CONTINUED
            SEMI-CONDUCTORS -- 3.3%
      394   Altera Corp. *                                               8,361
      432   Applied Materials, Inc. *                                   17,322
      350   Intel Corp.                                                 11,008
      591   Texas Instruments, Inc.                                     16,548
                                                                  ------------
                                                                        53,239
            TELECOMMUNICATIONS -- 9.5%
      719   AT&T Corp.                                                  13,045
      231   AT&T Wireless Services, Inc. *                               3,325
    1,109   BellSouth Corp.                                             42,308
      786   SBC Communications, Inc.                                    30,780
    1,291   Verizon Communications, Inc.                                61,291
                                                                  ------------
                                                                       150,749
            TELECOMMUNICATIONS EQUIPMENT -- 1.1%
    1,054   Motorola, Inc.                                              15,831
      297   Nortel Networks Corp. (Canada)                               2,228
                                                                  ------------
                                                                        18,059
            UTILITIES -- 2.9%
      202   Dominion Resources, Inc.                                    12,140
      568   Duke Energy Corp.                                           22,300
      260   TXU Corp.                                                   12,259
                                                                  ------------
                                                                        46,699
                                                                  ------------
            Total Long-Term Investments                              1,523,226
            (Cost $1,457,225)
--------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT - 4.2%
            MONEY MARKET FUND -- 4.2%
   66,275   JPMorgan Prime Money Market Fund (a)                        66,275
            (Cost $66,275)
--------------------------------------------------------------------------------
            Total Investments-- 100.0%                              $1,589,501
            (Cost $1,523,500)
--------------------------------------------------------------------------------

Index:

*    Non-income producing security.
(a) Affiliated Money Market Fund registered under the Investment Company Act of 1940, as amended and advised by J.P.Morgan Fleming Asset Management, Inc.

                       See notes to financial statements.

                           GROWTH AND INCOME PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                             As of December 31,2001

(Amounts in Thousands)

ASSETS:
Investment securities,at value                             $1,589,501
Cash                                                                1
Receivables: Dividends and interest                             1,379
Due from Advisor                                                   11
                                                           ----------
Total Assets                                                1,590,892
                                                           ----------
LIABILITIES:
Accrued liabilities:
Investment advisory fees                                          538
Administration fees                                                67
Trustees' fees                                                    249
Other                                                              78
                                                           ----------
Total Liabilities                                                 932
                                                           ----------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS   $1,589,960
                                                           ----------
Cost of investments                                        $1,523,500
                                                           ----------

                        See notes to financial statements

                           GROWTH AND INCOME PORTFOLIO
                             STATEMENT OF OPERATIONS
                            For the periods indicated


(Amounts in Thousands)

                                                                               11/01/01         YEAR
                                                                                THROUGH        ENDED
                                                                               12/31/01     10/31/01
                                                                               --------     --------
INVESTMENT INCOME:
   Dividends                                                                  $   4,891    $  31,351
   Interest                                                                          --        4,174
   Dividend income from affiliated investments*                                     213           53
   Foreign taxes withheld                                                           (23)        (260)
                                                                              ---------    ---------
      Total investment income                                                     5,081       35,318
                                                                              ---------    ---------
EXPENSES:
   Investment advisory fees                                                       1,060        7,466
   Administration fees                                                              133          933
   Custodian fees                                                                    13           93
   Accounting fees                                                                    7           47
   Professional fees                                                                  4           34
   Trustees' fees                                                                     1          162
   Other                                                                             15           77
                                                                              ---------    ---------
      Total expenses                                                              1,233        8,812
                                                                              ---------    ---------
   Less expense reimbursements                                                       --          128
                                                                              ---------    ---------
      Net expenses                                                                1,233        8,684
                                                                              ---------    ---------
         Net investment income                                                    3,848       26,634
                                                                              ---------    ---------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investment transactions                           17,644      (10,366)
   Change in net unrealized appreciation/depreciation on investments             87,293     (441,285)
                                                                              ---------    ---------
   Net realized and unrealized gain (loss) on investment transactions           104,937     (451,651)
                                                                              ---------    ---------
   Net increase (decrease) in net assets from operations                       $108,785    $(425,017)
                                                                              ---------    ---------
*Includes reimbursements of investment advisory,administrative and
shareholder servicing fees:                                                   $      16    $       3


See notes to financial statements.

                           GROWTH AND INCOME PORTFOLIO
                              STATEMENT OF CHANGES
                            For the periods indicated


(Amounts in Thousands)

                                                             11/01/01           YEAR           YEAR
                                                              THROUGH          ENDED          ENDED
                                                             12/31/01       10/31/01       10/31/00
                                                             --------       --------       --------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
   Net investment income                                  $     3,848    $    26,634    $    25,025
   Net realized gain (loss) on investments transactions        17,644        (10,366)       322,821
   Change in net unrealized appreciation/depreciation
   of investments                                              87,293       (441,285)      (123,018)
                                                          -----------    -----------    -----------
      Increase (decrease) in net assets from operations       108,785       (425,017)       224,828
                                                          -----------    -----------    -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   Contributions                                               26,774        206,437        147,832
   Withdrawls                                                 (64,930)      (469,439)      (789,064)
                                                          -----------    -----------    -----------
      Net decrease from transactions in investors'
      beneficial interest                                     (38,156)      (263,002)      (641,232)
                                                          -----------    -----------    -----------
         Total increase (decrease) in net assets               70,629       (688,019)      (416,404)
NET ASSETS:
Beginning of period                                         1,519,331      2,207,350      2,623,754
                                                          -----------    -----------    -----------
End of period                                             $ 1,589,960    $ 1,519,331    $ 2,207,350

                      See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO
                         Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Growth and Income Portfolio ("GIP") (the "Portfolio") is separately registered under the Investment Company Act of 1940, as amended, as a non-diversified, open end management investment company organized as a trust under the laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the the Portfolio. The GIP commenced operations on November 19, 1993.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and ask quotations. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

B. REPURCHASE AGREEMENTS -- It is the Portfolio's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolio's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

C. FUTURES CONTRACTS -- When the Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the Portfolio in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. Use of long futures contracts subject the Portfolio to risk of loss up to the nominal value of the contract. Use of short futures contracts subject the Portfolio to unlimited losses.

The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. As of December 31, 2001, the Portfolio had no outstanding futures contracts.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

E. FEDERAL INCOME TAXES -- The Portfolio intends to continue to qualify as a partnership and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

F. EXPENSES -- Expenses directly attributable to the Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.

2.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE-- Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc.,) acts as the investment adviser to the Portfolio. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. ("JPMC"). As investment adviser, JPMFAM supervises the investments of the Portfolio and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.40% of the Portfolio's average daily net assets.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to the Portfolio's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMorgan Chase Bank ("JPMCB" or "Administrator"), also a direct wholly-owned subsidiary of JPMC, provides certain administration services to the Portfolio. In consideration of these services the Administrator receives from the Portfolio a fee computed at the annual rate equal to 0.05% of the Portfolio's average daily net assets.

C. CUSTODIAN FEES -- JPMCB, as Custodian, provides safekeeping services for the Portfolio's securities. Compensation for such services is presented in the Statement of Operations as custodian fees. In addition, custodian fees are subject to reduction by credits earned by the Portfolio, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations.

3.  INVESTMENT TRANSACTIONS
For the period from November 1, 2001 to December 31, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                                       GIP
                                                       ---
   Purchases (excluding U.S.Government)                $--
   Sales (excluding U.S.Government)                 67,881

4.  FEDERAL INCOME TAX MATTERS
At December31, 2001, the net unrealized appreciation from investments (based on cost for federal income tax purposes)was $64,009 (in thousands). The difference between book and tax unrealized appreciation and depreciation is primarily due to wash sale loss deferrals. The affect on each feeder fund will depend on the portions of the master held by each feeder at the time of their reversal.

                                                       GIP
                                                       ---
   Aggregate cost                                    $1,525,491
                                                     ----------
   Gross unrealized appreciation                     $  226,024
   Gross unrealized depreciation                       (162,015)
                                                     ----------
   Net unrealized depreciation                       $   64,009

5.  CONCENTRATIONS
As of December 31, 2001, GIP invested 18.8% of its portfolio in securities issued by financial companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial sector.

As of December 31, 2001, GIP invested 15.5% of its portfolio in securities issued by energy sector institutions including oil and gas companies.

6.  BANK BORROWINGS
The Portfolio may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets must be repaid before the Portfolio may make additional investments. The Portfolio has entered into an agreement, enabling it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio also pays commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand. This agreement will expire on April 4, 2002.

The Portfolio had no borrowings outstanding at December 31, 2001, nor at any point during the year then ended.

7.  CORPORATE EVENT
On November 10, 2001, The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York merged to form JPMorgan Chase Bank.

                          GROWTH AND INCOME PORTFOLIO
                               SUPPLEMENTARY DATA


SUPPLEMENTARY DATA

                                                11/1/01                   Year Ended
                                                Through ----------------------------------------------
                                               12/31/01 10/31/01 10/31/00  10/31/99  10/31/98 10/31/97
                                               -------------------------------------------------------
Ratios to Average Net Assets
Expenses                                          0.46%    0.47%    0.47%     0.47%     0.47%    0.47%
Net Investment Income                             1.45%    1.43%    1.05%     1.20%     1.21%    1.61%
Expenses without Reimbursements                   0.46%    0.48%    0.47%     0.47%     0.47%    0.47%
Net Investment Income without Reimbursements      1.45%    1.42%    1.05%     1.20%     1.21%    1.61%
Portfolio Turnover                                   0%      12%      30%      125%      113%      62%
Total Return                                       7.1%   (18.7%)    9.1%     14.1%      8.7%    30.7%

The Portfolio changed its fiscal year end from October 31 to December 31.

                       See notes to financial statements.

       GROWTH AND INCOME PORTFOLIO
       REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Beneficial Unit Holders of Growth and
Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth and Income Portfolio (the "Portfolio") at December 31, 2001, the results of its operations, the changes in its net assets and the supplementary data for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 22, 2002

JPMorgan FUNDS

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

NAME,                       POSITIONS      TERM OF OFFICE   PRINCIPAL                NUMBER OF PORT-       OTHER
CONTACT ADDRESS             HELD WITH      AND LENGTH OF    OCCUPATIONS              FOLIOS IN JP MORGAN   DIRECTORSHIPS
AND AGE                     EACH           TIME SERVED      DURING PAST              FUND COMPLEX          HELD OUTSIDE
                            JP MORGAN                       5 YEARS                  OVERSEEN BY           JP MORGAN FUND
                            TRUST                                                    TRUSTEE               COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustee(s)
-------------------------
William J. Armstrong;       Trustee        since 1988       Retired; formerly        79                    None
522 Fifth Avenue,                                           Vice President
New York, NY 10036;                                         and Treasurer,
Age 60                                                      Ingersoll-Rand
                                                            Company

Roland R. Eppley, Jr.;      Trustee        since 1989       Retired; formerly        79                    Director of Janel
522 Fifth Avenue,                                           President and                                  Hydraulics
New York, NY 10036;                                         Chief Executive
Age 69                                                      Officer, Eastern
                                                            States Bankcard
                                                            Association , Inc.

Ann Maynard Gray;           Trustee        since 2001       Former President,        79                    Director of Duke
522 Fifth Avenue,                                           Diversified Publishing                         Energy Corporation and
New York, NY 10036;                                         Group and Vice                                 Elan Corporation, plc
Age 56                                                      President Capital
                                                            Cities/ABC, Inc.

Matthew Healey;             Trustee and    since 2001                                79                    None
522 Fifth Avenue,           President of
New York, NY 10036;         the Board of
Age 64                      Trustees

Fergus Reid, III;           Trustee and    since 1985       Chairman and Chief       79                    Trustee of Morgan
522 Fifth Avenue,           Chairman of                     Executive Officer,                             Stanley Funds
New York, NY 10036;         the Board of                    Lumelite Corporation
Age 69                      Trustees

James J. Schonbachler;      Trustee        since 2001       Retired; formerly        79                    None
522 Fifth Avenue,                                           Managing Director,
New York, NY 10036;                                         Bankers Trust
Age 58                                                      Company

H. Richard Vartabedian;     Trustee        since 1992       Investment Manage-       79                    None
522 Fifth Avenue,                                           ment Consultant;
New York, NY 10036;                                         formerly Senior
Age 65                                                      Investment Officer,
                                                            Division Executive of
                                                            Investment Manage-
                                                            ment Division of The
                                                            Chase Manhattan
                                                            Bank

Interested Trustee(s)
---------------------
Leonard M. Spalding*        Trustee        since 1998       Retired; formerly        79                    None
522 Fifth Avenue,                                           President and Chief
New York, NY 10036;                                         Executive Officer of
Age 66                                                      Vista Capital Man-
                                                            agement and
                                                            formerly Chief
                                                            Investment Executive
                                                            of the Chase
                                                            Manhattan Private
                                                            Bank

* Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of JP Morgan Chase & Co.

JPMORGAN FUNDS
TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

NAME,                       POSITIONS            TERM OF OFFICE   PRINCIPAL
CONTACT ADDRESS             HELD WITH            AND LENGTH OF    OCCUPATIONS
AND AGE                     EACH                 TIME SERVED      DURING PAST
                            JP MORGAN TRUST                       5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
George Gatch;               President            since 2001       Managing Director, J.P. Morgan Investment Management, Inc.
522 Fifth Avenue,                                                 and head of JPMorgan Fleming's U.S. Mutual Funds and
New York, NY 10036;                                               Financial Intermediaries Business
Age 39

David Wezdenko;             Treasurer            since 2001       Vice President, J.P. Morgan Investment Management, Inc. and
522 Fifth Avenue,                                                 Chief Operating Officer for JPMorgan Fleming's U.S. Mutual
New York, NY 10036;                                               Funds and Financial Intermediaries Business
Age 38

Sharon Weinberg;            Secretary            since 2001       Vice President, J.P. Morgan Investment Management, Inc. and
522 Fifth Avenue,                                                 head of Business and Product Strategy for JPMorgan Fleming's
New York, NY 10036;                                               U.S. Mutual Funds and Financial Intermediaries Business
Age 42

Michael Moran;              Vice President and   since 2001       Vice President, J.P. Morgan Investment Management, Inc. and
522 Fifth Avenue,           Assistant Treasurer                   Chief Financial Officer for JPMorgan Fleming's U.S. Mutual
New York, NY 10036;                                               Funds and Financial Intermediaries Business
Age 32

Stephen Ungerman;           Vice President and   since 2001       Vice President, J.P. Morgan Investment Management, Inc., Head
522 Fifth Avenue,           Assistant Treasurer                   of the Fund Service Group within Fund Administration, formerly
New York, NY 10036;                                               Tax Director and Co-head of Fund Administration, Prudential
Age 48                                                            Insurance Co. and formerly Assistant Treasurer of mutual funds,
                                                                  Prudential Insurance Co.

Judy R. Bartlett;           Vice President and   since 2001       Vice President and Assistant General Counsel, J.P. Morgan
522 Fifth Avenue,           Assistant Secretary                   Investment Management, Inc., formerly attorney and Assistant
New York, NY 10036;                                               Secretary, Mainstay Funds and formerly associate at law firm of
Age 36                                                            Willkie, Farr & Gallagher

Joseph J. Bertini;          Vice President and   since 2001       Vice President and Assistant General Counsel, J.P. Morgan
522 Fifth Avenue,           Assistant Secretary                   Investment Management, Inc. and formerly attorney in the
New York, NY 10036;                                               Mutual Fund Group, SunAmerica Asset Management, Inc.
Age 36

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-348-4782.